Concentration of credit risk - Schedule of single customers which represent 10% or more of the Group's total accounts receivable (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2024 CNY (¥)		Jun. 30, 2025 CNY (¥)
Concentration Risk [Line Items]
Accounts receivable	$ 50,149		¥ 884,853		¥ 359,247
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 656,705		0	[1]
Concentration Risk, Percentage	0.00%	[1]	74.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 160,859		74,000
Concentration Risk, Percentage	21.00%		18.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 0	[1]	136,782
Concentration Risk, Percentage	38.00%		0.00%	[1]
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Accounts receivable			¥ 0	[1]	¥ 100,600
Concentration Risk, Percentage	28.00%		0.00%	[1]

[1]	Represented the percentage below 10%